Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other receivables
VAT refundable	$ 8,729	$ 2,879
Customs receivable	1,389	2,123
Advances to suppliers	1,250	1,431
Government grants receivables	3,882	8,906
Prepaid expenses	2,443	2,875
Other	1,557	2,399
Other current receivables	$ 19,250	$ 20,613